INTANGIBLE AND OTHER ASSETS (Schedule of Intangible Assets with Finite Economic Useful Lives) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Balance		₪ 793
Amortization				₪ 249		₪ 253
Balance		697	[1]	793
Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization		6		16		1
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		3,119		3,147		3,096
Transition to IFRS 15	[2]	(11)
Additions		143		86		130
Disposals		201		114		79
Balance		3,050		3,119		3,147
Cost [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,123		2,123		2,088
Additions						35
Balance		2,123		2,123		2,123
Cost [Member] | Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		73		73		73
Disposals		73
Balance				73		73
Cost [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		276		276		276
Balance		276		276		276
Cost [Member] | Subscriber acquisition and retention costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		13		13		13
Transition to IFRS 15	[2]	(13)
Additions				4		6
Disposals				4		6
Balance				13		13
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[3]	634		662		646
Additions		59		82	[3]	89	[3]
Disposals		128		110	[3]	73	[3]
Balance		565		634	[3]	662	[3]
Cost [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Transition to IFRS 15	[2]	2
Additions		84
Balance		86
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,326		2,191		2,017
Transition to IFRS 15	[2]	(11)
Amortization		239		249		243	[4]
Impairment charges	[5]					10
Disposals		201		114		79
Balance		2,353		2,326		2,191
Accumulated amortization [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		1,676		1,588		1,502
Amortization		88		88		86	[4]
Balance		1,764		1,676		1,588
Accumulated amortization [Member] | Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		62		41		33
Amortization		11		21		6	[4]
Impairment charges	[5]					2
Disposals		73
Balance				62		41
Accumulated amortization [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		237		219		188
Amortization		18		18		23	[4]
Impairment charges	[5]					8
Balance		255		237		219
Accumulated amortization [Member] | Subscriber acquisition and retention costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		11		10		9
Transition to IFRS 15	[2]	(11)
Amortization				5		7	[4]
Disposals				4		6
Balance				11		10
Accumulated amortization [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[3]	340		333		285
Amortization		107		117	[3]	121	[3],[4]
Disposals		128		110	[3]	73	[3]
Balance		319		340	[3]	333	[3]
Accumulated amortization [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization		15
Balance		15
Carrying amounts, net [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		793		956
Balance		697		793		956
Carrying amounts, net [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		447		535
Balance		339		447		535
Carrying amounts, net [Member] | Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		11		32
Balance				11		32
Carrying amounts, net [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		39		57
Balance		21		39		57
Carrying amounts, net [Member] | Subscriber acquisition and retention costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2		3
Balance				2		3
Carrying amounts, net [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[3]	294		329
Balance		246		₪ 294	[3]	₪ 329	[3]
Carrying amounts, net [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		₪ 71

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[2]	See adoption of IFRS 15 Revenues from Contracts with Customers in note 2 (n) and note 2(f)(5)
[3]	Cost additions include capitalization of salary and employee related expenses
[4]	See information with respect to change in estimate of economic life of the trade name in 2015 in note 2(f)(4)
[5]	See note 13(2).